LONG-TERM DEBT - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables) - Diamond S Shipping	6 Months Ended
Jun. 30, 2019
Debt Instrument [Line Items]
Schedule of long-term debt

Long-term debt at June 30, 2019 and December 31, 2018 was comprised of the following:

	June 30, 2019	December 31, 2018
$360 Facility	$350,000	$—
$460 Facility	293,028	315,368
$235 Facility	184,461	186,923
$75 Facility	59,375	61,875
$66 Facility	54,005	56,199
$30 LOC	—	20,323
$20 LOC	—	6,000
Total	940,869	646,688
Less: Unamortized deferred financing costs	(12,266)	(7,147)
Less: Current portion	(125,992)	(97,315)
Long-term debt, net of deferred financing costs	$802,611	$542,226

Schedule of interest rates on the debt, excluding the impact of swaps and commitment fees

Additionally, the table includes the range of interest rates on the debt, excluding the impact of swaps and commitment fees:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Effective interest rate	4.98%	4.76%	4.98%	4.56%
Range of interest rates (excluding impact of swaps and unused commitment fees)	4.53% to 5.86%	4.50% to 5.59%	4.53% to 6.06%	3.89% to 5.59%

Schedule of aggregate maturities of debt

The aggregate maturities of debt during the remaining six months of the year ending December 31, 2019, and annually for the years ending December 31 are as follows:

2019 (for the remaining six months of the year)	$62,996
2020	125,992
2021	492,506
2022	60,000
2023	96,875
Thereafter	102,500
Total	$940,869